Dreyfus Institutional Preferred Money Market Funds
-Dreyfus Institutional Preferred Money Market Fund (the "Fund")

Incorporated herein by reference is the Fund's revised prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 31, 2019 (SEC Accession No. 0001038520-19-000009).